                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06279

                       Harris Associates Investment Trust
               (Exact name of Registrant as specified in charter)

                       Two North LaSalle Street, Suite 500
                          Chicago, Illinois 60602-3790
               (Address of principal executive offices) (Zip Code)

John R. Raitt                                  Cameron S. Avery
Harris Associates L.P.                         Bell, Boyd & Lloyd LLC
Two North LaSalle Street, #500                 Three First National Plaza, #3100
Chicago, Illinois 60602                        Chicago, Illinois 60602

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (312) 621-0600

Date of fiscal year end: 09/30/05

Date of reporting period: 06/30/05

ITEM 1. SCHEDULE OF INVESTMENTS.

THE OAKMARK FUND

SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)

NAME                                                                          SHARES HELD     MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS--94.2%

APPAREL RETAIL--3.9%
  The Gap, Inc.                                                                7,066,700       139,567,325
  Limited Brands                                                               5,728,047       122,694,767
                                                                                           ---------------
                                                                                               262,262,092
BROADCASTING & CABLE TV--8.3%
  Liberty Media Corporation, Class A                           (a)            16,199,400       165,071,886
  The DIRECTV Group, Inc.                                      (a)             9,700,000       150,350,000
  Comcast Corporation, Special Class A                         (a)             4,725,000       141,513,750

  EchoStar Communications Corporation, Class A                                 3,675,000       110,801,250
                                                                                           ---------------
                                                                                               567,736,886

DEPARTMENT STORES--2.3%
  Kohl's Corporation                                           (a)             2,750,500       153,780,455

HOME IMPROVEMENT RETAIL--2.2%
  The Home Depot, Inc.                                                         3,781,500       147,100,350

HOMEBUILDING--1.9%
  Pulte Homes, Inc.                                                            1,500,000       126,375,000

HOUSEHOLD APPLIANCES--2.1%
  The Black & Decker Corporation                                               1,622,200       145,754,670

HOUSEWARES & SPECIALTIES--2.3%
  Fortune Brands, Inc.                                                         1,745,600       155,009,280

LEISURE PRODUCTS--1.0%
  Mattel, Inc.                                                                 3,874,300        70,899,690

MOTORCYCLE MANUFACTURERS--2.0%
  Harley-Davidson, Inc.                                                        2,762,500       137,020,000

MOVIES & ENTERTAINMENT--6.7%
  Viacom Inc., Class B                                                         4,879,490       156,241,270
  Time Warner Inc.                                             (a)             8,997,700       150,351,567
  The Walt Disney Company                                                      5,950,000       149,821,000
                                                                                           ---------------
                                                                                               456,413,837

PUBLISHING--2.6%
  Gannett Co., Inc.                                                            1,684,500       119,818,485
  Knight-Ridder, Inc.                                                            916,000        56,187,440
                                                                                           ---------------
                                                                                               176,005,925

RESTAURANTS--4.9%
  Yum! Brands, Inc.                                                            3,374,000       175,717,920
  McDonald's Corporation                                                       5,700,000       158,175,000
                                                                                           ---------------

                                                                                               333,892,920

SPECIALIZED CONSUMER SERVICES--2.6%
  H&R Block, Inc.                                              (c)             3,029,300       176,759,655

BREWERS--2.0%
  Anheuser-Busch Companies, Inc.                                               3,050,000       139,537,500

DISTILLERS & VINTNERS--1.9%
  Diageo plc                                                   (b)             2,221,000       131,705,300

HYPERMARKETS & SUPER CENTERS--2.1%
  Wal-Mart Stores, Inc.                                                        2,900,000       139,780,000

PACKAGED FOODS & MEATS--4.2%
  General Mills, Inc.                                                          2,506,000       117,255,740
  Kraft Foods Inc., Class A                                                    2,645,000        84,137,450
  H.J. Heinz Company                                                           2,310,000        81,820,200
                                                                                           ---------------
                                                                                               283,213,390

SOFT DRINKS--1.1%
  Coca-Cola Enterprises, Inc.                                                  3,500,000        77,035,000

INTEGRATED OIL & GAS--2.2%
  ConocoPhillips                                                               2,570,670       147,787,818

OIL & GAS EXPLORATION & PRODUCTION--2.0%
  Burlington Resources Inc.                                                    2,442,200       134,907,128

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
  The Bank of New York Company, Inc.                                           2,700,000        77,706,000

DIVERSIFIED BANKS--1.9%
  U.S. Bancorp                                                                 4,400,000       128,480,000

LIFE & HEALTH INSURANCE--1.8%
  AFLAC Incorporated                                                           2,767,000       119,755,760

OTHER DIVERSIFIED FINANCIAL SERVICES--4.0%
  Citigroup Inc.                                                               3,200,000       147,936,000
  JP Morgan Chase & Co.                                                        3,600,000       127,152,000
                                                                                           ---------------
                                                                                               275,088,000

THRIFTS & MORTGAGE FINANCE--6.1%
  Washington Mutual, Inc.                                                      4,887,300       198,864,237
  Fannie Mae                                                                   1,895,000       110,668,000
  MGIC Investment Corporation                                                  1,640,600       106,999,932
                                                                                           ---------------
                                                                                               416,532,169

HEALTH CARE EQUIPMENT--2.1%
  Baxter International Inc.                                                    3,900,000       144,690,000

PHARMACEUTICALS--4.1%
  Abbott Laboratories                                                          3,087,300       151,308,573
  Bristol-Myers Squibb Company                                                 5,150,000       128,647,000
                                                                                           ---------------

                                                                                               279,955,573

AEROSPACE & DEFENSE--3.4%
  Raytheon Company                                                             3,000,000       117,360,000
  Honeywell International, Inc.                                                3,050,000       111,721,500
                                                                                           ---------------
                                                                                               229,081,500

BUILDING PRODUCTS--2.1%
  Masco Corporation                                                            4,433,600       140,811,136

ENVIRONMENTAL & FACILITIES SERVICES--1.4%
  Waste Management, Inc.                                                       3,474,300        98,461,662

COMPUTER HARDWARE--2.7%
  Hewlett-Packard Company                                                      3,875,000        91,101,250
  Sun Microsystems, Inc.                                       (a)            24,370,000        90,900,100
                                                                                           ---------------
                                                                                               182,001,350

DATA PROCESSING & OUTSOURCED SERVICES--3.2%
  First Data Corporation                                                       3,615,000       145,106,100
  Automatic Data Processing, Inc.                                              1,800,000        75,546,000
                                                                                           ---------------
                                                                                               220,652,100

OFFICE ELECTRONICS--1.2%
  Xerox Corporation                                            (a)             5,972,400        82,359,396

SEMICONDUCTORS--0.8%
  Texas Instruments Incorporated                                               2,000,000        56,140,000

    TOTAL COMMON STOCKS (COST: $5,026,547,452)                                               6,414,691,542

NAME                                                                           PAR VALUE      MARKET VALUE
----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--5.9%

U.S. GOVERNMENT BILLS--2.8%
  United States Treasury Bills, 2.695%-3.025%                                190,000,000       189,271,060
   due 7/7/2005 - 9/15/2005

    TOTAL U.S. GOVERNMENT BILLS (COST: $189,284,689)                                           189,271,060

REPURCHASE AGREEMENTS--3.1%
  IBT Repurchase Agreement, 2.80% dated 6/30/2005 due
  7/1/2005, repurchase price $213,016,567 collateralized
  by U.S. Government Agency Securities with an aggregate
  market value plus accrued interest of $223,650,000                         213,000,000       213,000,000
  IBT Repurchase Agreement, 2.01% dated 6/30/2005
  due 7/1/2005, repurchase price $2,547,175 collateralized
  by a U.S. Government Agency Security with a market value
  plus accrued interest of $2,674,385                                          2,547,033         2,547,033
                                                                                           ---------------

    TOTAL REPURCHASE AGREEMENTS (COST: $215,547,033)                                           215,547,033

    TOTAL SHORT TERM INVESTMENTS (COST: $404,831,722)                                          404,818,093

    Total Investments (Cost $5,431,379,174)--100.1%                                        $ 6,819,509,635
    Other Liabilities In Excess Of Other Assets--(0.1%)                                         (5,604,636)
                                                                                           ---------------

    TOTAL NET ASSETS--100%                                                                 $ 6,813,904,999
                                                                                           ===============

(a) Non-income producing security.
(b) Represents an American Depository Receipt.
(c) See footnote number two in the Notes to the Financial Statements regarding investments in affiliated issuers.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

THE OAKMARK SELECT FUND

SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)

NAME                                                                         SHARES HELD      MARKET VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS--91.9%

APPAREL RETAIL--6.8%
  Limited Brands                                                               9,580,981       205,224,613
  The Gap, Inc.                                                               10,060,000       198,685,000
                                                                                           ---------------
                                                                                               403,909,613

BROADCASTING & CABLE TV--3.9%
  Liberty Media Corporation, Class A                           (a)            23,000,000       234,370,000

LEISURE PRODUCTS--3.0%
  Mattel, Inc.                                                                 9,670,900       176,977,470

MOVIES & ENTERTAINMENT--8.5%
  Time Warner Inc.                                             (a)            16,240,000       271,370,400
  Viacom Inc., Class B                                                         7,350,000       235,347,000
                                                                                           ---------------
                                                                                               506,717,400

PUBLISHING--2.7%
  Knight-Ridder, Inc.                                                          2,606,500       159,882,710

RESTAURANTS--11.9%
  Yum! Brands, Inc.                                                            9,207,000       479,500,560
  McDonald's Corporation                                                       8,300,000       230,325,000
                                                                                           ---------------
                                                                                               709,825,560

SPECIALIZED CONSUMER SERVICES--8.1%
  H&R Block, Inc.                                              (b)             8,259,800       481,959,330

OIL & GAS EXPLORATION & PRODUCTION--4.7%
  Burlington Resources Inc.                                                    5,103,600       281,922,864

OTHER DIVERSIFIED FINANCIAL SERVICES--3.1%
  JP Morgan Chase & Co.                                                        5,250,000       185,430,000

SPECIALIZED FINANCE--4.3%
  Moody's Corporation                                                          5,647,200       253,898,112

THRIFTS & MORTGAGE FINANCE--15.1%
  Washington Mutual, Inc.                                                     22,217,400       904,026,006

HEALTH CARE SERVICES--3.4%
  IMS Health Incorporated                                                      8,303,441       205,676,234

PHARMACEUTICALS--3.1%
  Bristol-Myers Squibb Company                                                 7,490,200       187,105,196

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.1%
  The Dun & Bradstreet Corporation                             (a) (b)         3,934,900       242,586,585

DATA PROCESSING & OUTSOURCED SERVICES--5.3%
  First Data Corporation                                                       7,815,400       313,710,156

OFFICE ELECTRONICS--3.9%
  Xerox Corporation                                            (a)            16,746,400       230,932,856

    TOTAL COMMON STOCKS (COST: $3,621,387,391)                                               5,478,930,092

NAME                                                                           PAR VALUE      MARKET VALUE
----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--8.3%

U.S. GOVERNMENT BILLS--5.0%
  United States Treasury Bills, 2.635%-2.935%                                300,000,000       298,997,905
   due 7/7/2005 - 9/15/2005

    TOTAL U.S. GOVERNMENT BILLS (COST: $299,021,188)                                           298,997,905

REPURCHASE AGREEMENTS--3.3%
  IBT Repurchase Agreement, 2.80% dated 6/30/2005 due
  7/1/2005, repurchase price $196,015,244 collateralized
  by U.S. Government Agency Securities with an aggregate
  market value plus accrued interest of $205,800,000                         196,000,000       196,000,000
  IBT Repurchase Agreement, 2.01% dated 6/30/2005 due
  7/1/2005, repurchase price $2,159,725 collateralized
  by a U.S. Government Agency Security with a market value
  plus accrued interest of $2,267,585                                          2,159,604         2,159,604
                                                                                           ---------------

    TOTAL REPURCHASE AGREEMENTS (COST: $198,159,604)                                           198,159,604

    TOTAL SHORT TERM INVESTMENTS (COST: $497,180,792)                                          497,157,509

    Total Investments (Cost $4,118,568,183)--100.2%                                        $ 5,976,087,601
    Other Liabilities In Excess Of Other Assets--(0.2%)                                        (10,213,033)
                                                                                           ---------------

    TOTAL NET ASSETS--100%                                                                 $ 5,965,874,568
                                                                                           ===============

(a) Non-income producing security.
(b) See footnote number two in the Notes to the Financial Statements regarding investments in affiliated issuers.

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

THE OAKMARK EQUITY AND INCOME FUND

SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)

NAME                                                                         SHARES HELD      MARKET VALUE
----------------------------------------------------------------------------------------------------------
EQUITY AND EQUIVALENTS--59.6%
COMMON STOCKS--59.6%

APPAREL RETAIL--1.9%
  The TJX Companies, Inc.                                                      7,240,000       176,294,000

BROADCASTING & CABLE TV--5.0%
  EchoStar Communications Corporation, Class A                                 8,218,420       247,785,363
  The DIRECTV Group, Inc.                                      (a)             8,026,722       124,414,191
  The E.W. Scripps Company, Class A                                            1,688,500        82,398,800
                                                                                           ---------------
                                                                                               454,598,354

HOMEBUILDING--0.1%
  Pulte Homes, Inc.                                                              100,000         8,425,000

MOVIES & ENTERTAINMENT--2.3%
  Viacom Inc., Class B                                                         6,500,000       208,130,000

PUBLISHING--0.1%
  Tribune Company                                                                200,000         7,036,000

RESTAURANTS--0.9%
  McDonald's Corporation                                                       3,000,000        83,250,000

DISTILLERS & VINTNERS--2.7%
  Diageo plc                                                   (b)             4,100,000       243,130,000

HYPERMARKETS & SUPER CENTERS--1.6%
  Costco Wholesale Corporation                                                 3,200,000       143,424,000

PACKAGED FOODS & MEATS--4.0%
  Nestle SA                                                    (b)             3,900,000       249,522,000
  Dean Foods Company                                           (a)             2,500,000        88,100,000
  TreeHouse Foods, Inc.                                        (a)               475,000        13,542,250
  Sanderson Farms, Inc.                                                          250,000        11,360,000
                                                                                           ---------------
                                                                                               362,524,250

TOBACCO--1.5%
  UST Inc.                                                                     2,950,000       134,697,000

INTEGRATED OIL & GAS--1.3%
  ConocoPhillips                                                               2,000,000       114,980,000

OIL & GAS EXPLORATION & PRODUCTION--10.3%
  Burlington Resources Inc.                                                    7,150,000       394,966,000
  XTO Energy, Inc.                                                            10,265,888       348,937,533
  St. Mary Land & Exploration Company                          (c)             2,900,000        84,042,000
  EnCana Corp.                                                 (d)             2,000,000        79,180,000
  Cabot Oil & Gas Corporation                                                    792,500        27,499,749
                                                                                           ---------------

                                                                                               934,625,282

INVESTMENT BANKING & BROKERAGE--0.9%
  Morgan Stanley                                                               1,500,000        78,705,000

OTHER DIVERSIFIED FINANCIAL SERVICES--1.7%
  Citigroup Inc.                                                               3,400,000       157,182,000

PROPERTY & CASUALTY INSURANCE--4.7%
  SAFECO Corporation                                                           4,000,000       217,360,000
  MBIA Inc.                                                                    1,850,000       109,723,500
  The Progressive Corporation                                                  1,050,000       103,750,500
                                                                                           ---------------
                                                                                               430,834,000

REAL ESTATE INVESTMENT TRUSTS--1.0%
  Plum Creek Timber Company, Inc.                                              2,657,044        96,450,697

BIOTECHNOLOGY--2.1%
  MedImmune, Inc.                                              (a)             6,000,000       160,320,000
  Techne Corporation                                           (a)               750,000        34,432,500
                                                                                           ---------------
                                                                                               194,752,500

HEALTH CARE EQUIPMENT--2.5%
  Hospira, Inc.                                                (a)             3,750,000       146,250,000
  Varian Inc.                                                  (a)             1,649,400        62,330,826
  CONMED Corporation                                           (a)               570,100        17,541,977
                                                                                           ---------------
                                                                                               226,122,803

HEALTH CARE SERVICES--2.6%
  Caremark Rx, Inc.                                            (a)             5,250,000       233,730,000

AEROSPACE & DEFENSE--7.0%
  General Dynamics Corporation                                                 2,060,300       225,685,262
  Raytheon Company                                                             3,599,700       140,820,264
  Rockwell Collins, Inc.                                                       2,249,000       107,232,320
  Alliant Techsystems, Inc.                                    (a)             1,325,000        93,545,000
  Honeywell International, Inc.                                                1,889,500        69,212,385
                                                                                           ---------------
                                                                                               636,495,231

COMMERCIAL PRINTING--1.9%
  R.R. Donnelley & Sons Company                                                4,909,500       169,426,845

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
  ChoicePoint Inc.                                             (a)             1,100,000        44,055,000

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.3%
  Watson Wyatt & Company Holdings                                              1,015,600        26,029,828

APPLICATION SOFTWARE--0.8%
  The Reynolds and Reynolds Company, Class A                                   1,482,100        40,061,163
  Mentor Graphics Corporation                                  (a) (c)         3,640,000        37,310,000
                                                                                           ---------------
                                                                                                77,371,163
COMPUTER STORAGE & PERIPHERALS--0.5%

  Imation Corp.                                                                1,215,000        47,129,850

DATA PROCESSING & OUTSOURCED SERVICES--1.0%
  Ceridian Corporation                                         (a)             4,800,000        93,504,000

INTERNET SOFTWARE & SERVICES--0.2%
  Jupiter Telecommunications Co., Ltd.                         (a) (d)            21,300        18,004,601

PAPER PRODUCTS--0.2%
  Schweitzer-Mauduit International, Inc.                                         700,000        21,791,001

    TOTAL COMMON STOCKS (COST: $4,169,396,405)                                               5,422,698,405

    TOTAL EQUITY AND EQUIVALENTS (COST: $4,169,396,405)                                      5,422,698,405

NAME                                                                           PAR VALUE      MARKET VALUE
----------------------------------------------------------------------------------------------------------
FIXED INCOME--36.0%

CORPORATE BONDS--0.7%

BROADCASTING & CABLE TV--0.2%
  Cablevision Systems Corporation, 8.00%
  due 4/15/2012                                                               20,000,000        19,600,000

PUBLISHING--0.1%
  PRIMEDIA Inc., 8.00% due 5/15/2013                                          10,000,000        10,025,000

HEALTH CARE DISTRIBUTORS--0.2%
  Omnicare, Inc., 6.125% due 6/1/2013                                         15,000,000        14,775,000

PAPER PACKAGING--0.2%
  Sealed Air Corporation, 144A, 5.625% due
  7/15/2013                                                    (e)            20,000,000        20,551,600

MULTI-UTILITIES & UNREGULATED POWER--0.0%
  Midland Funding Corporation, 11.75% due
  7/23/2005                                                                      172,075           172,589

    TOTAL CORPORATE BONDS (COST: $65,508,612)                                                   65,124,189

GOVERNMENT AND AGENCY SECURITIES--35.3%

CANADIAN GOVERNMENT BONDS--3.9%
  Canada Government, 3.25% due 12/1/2006                              CAD    250,000,000       205,385,055
  Canada Government, 3.00% due 12/1/2005                              CAD    125,000,000       102,200,751
  Canada Government, 3.00% due 6/1/2007                               CAD     50,000,000        40,892,952
  Province of Alberta, 7.25% due 10/28/2005                           CAD     10,000,000         8,273,771
                                                                                           ---------------
                                                                                               356,752,529
DANISH GOVERNMENT BONDS--0.2%

  Kingdom of Denmark, 3.00% due 11/15/2006                            DKK    100,000,000        16,442,932

NORWEGIAN GOVERNMENT BONDS--0.2%
  Norway Government, 6.75% due 1/15/2007                              NOK    100,000,000        16,293,888

SWEDISH GOVERNMENT BONDS--0.1%
  Kingdom of Sweden, 3.50% due 4/20/2006                              SEK    100,000,000        12,995,392

U.S. GOVERNMENT NOTES--27.1%
  United States Treasury Notes, 4.00% due
  6/15/2009                                                                  500,000,000       505,390,500
  United States Treasury Notes, 3.375% due
  2/28/2007                                                                  500,000,000       497,812,500
  United States Treasury Notes, 3.625% due
  1/15/2010                                                                  500,000,000       497,636,500
  United States Treasury Notes, 3.375% due
  1/15/2007, Inflation Indexed                                               261,561,870       269,868,552
  United States Treasury Notes, 3.375% due
  11/15/2008                                                                 250,000,000       247,470,750
  United States Treasury Notes, 3.25% due
  1/15/2009                                                                  250,000,000       246,435,500
  United States Treasury Notes, 4.00% due
  2/15/2015                                                                  200,000,000       200,711,000
                                                                                           ---------------
                                                                                             2,465,325,302

U.S. GOVERNMENT AGENCIES--3.8%

  Federal Home Loan Bank, 5.00% due 12/20/2011                                34,555,000        34,560,356
  Federal Home Loan Mortgage Corporation, 2.75%
  due 9/8/2009                                                                32,490,000        32,446,203
  Fannie Mae, 3.10% due 9/6/2007                                              25,000,000        24,986,550
  Fannie Mae, 3.02% due 9/12/2007                                             25,000,000        24,981,225
  Fannie Mae, 3.625% due 12/28/2009                                           24,435,000        24,372,202
  Federal Home Loan Mortgage Corporation,
  3.625% due 3/24/2008                                                        20,000,000        20,023,060
  Federal Home Loan Bank, 2.50% due 4/20/2009                                 20,000,000        19,847,640
  Fannie Mae, 2.60% due 4/28/2009                                             18,800,000        18,670,618
  Fannie Mae, 3.50% due 2/8/2010                                              15,315,000        15,312,733
  Fannie Mae, 4.25% due 2/19/2010                                             12,888,000        12,847,764
  Fannie Mae, 3.125% due 11/30/2009                                           12,697,000        12,665,702
  Federal Home Loan Mortgage Corporation, 3.00%
  due 8/17/2009                                                               10,000,000         9,994,050
  Federal Home Loan Mortgage Corporation,
  2.375% due 9/27/2007                                                        10,000,000         9,974,780
  Fannie Mae, 3.00% due 10/6/2009                                             10,000,000         9,917,580
  Federal Home Loan Mortgage Corporation, 3.00%
  due 11/17/2006                                                              10,000,000         9,893,950
  Fannie Mae, 3.375% due 3/3/2008                                              9,300,000         9,291,649
  Fannie Mae, 3.50% due 10/14/2010                                             7,550,000         7,523,952
  Federal Home Loan Bank, 3.00% due 8/17/2007                                  7,500,000         7,496,138

  Federal Home Loan Bank, 3.00% due 12/30/2009                                 5,000,000         5,051,955
  Fannie Mae, 4.00% due 4/13/2009                                              5,000,000         5,019,975
  Federal Home Loan Bank, 4.52% due 8/26/2009                                  4,825,000         4,828,899
  Fannie Mae, 5.125% due 5/4/2012                                              4,013,000         4,030,717

  Federal Home Loan Bank, 2.25% due 2/22/2007                                  4,000,000         3,992,420
  Federal Home Loan Mortgage Corporation, 2.00%
  due 7/11/2008                                                                3,500,000         3,498,597
  Federal Home Loan Bank, 3.00% due 2/24/2010                                  3,000,000         2,990,202
  Fannie Mae, 3.75% due 6/23/2009                                              2,820,000         2,818,869
  Federal Home Loan Mortgage Corporation,
  3.125% due 9/15/2010                                                         2,500,000         2,492,375
  Federal Home Loan Bank, 2.40% due 3/9/2009                                   2,000,000         1,985,446
  Federal Home Loan Mortgage Corporation, 3.00%
  due 9/29/2009                                                                1,520,000         1,518,171
  Federal Home Loan Mortgage Corporation, 3.00%
  due 1/13/2009                                                                1,000,000           994,574
                                                                                           ---------------
                                                                                               344,028,352

    TOTAL GOVERNMENT AND AGENCY SECURITIES (COST: $3,198,076,051)                            3,211,838,395

    TOTAL FIXED INCOME (COST: $3,263,584,663)                                                3,276,962,584

NAME                                                                           PAR VALUE      MARKET VALUE
----------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--3.4%

U.S. GOVERNMENT BILLS--1.7%
  United States Treasury Bills, 2.635%-2.78%                                 150,000,000       149,855,633
   due 7/7/2005 - 7/21/2005

    TOTAL U.S. GOVERNMENT BILLS (COST: $149,855,458)                                           149,855,633

REPURCHASE AGREEMENTS--1.7%
  IBT Repurchase Agreement, 2.80% dated 6/30/2005 due
  7/1/2005, repurchase price $155,512,094 collateralized by
  U.S. Government Agency Securities with an aggregate market
  value plus accrued interest of $163,275,000                                155,500,000       155,500,000
  IBT Repurchase Agreement, 2.01% dated 6/30/2005 due
  7/1/2005, repurchase price $2,218,643 collateralized by a
  U.S. Government Agency Security with a market value plus
  accrued interest of $2,329,446                                               2,218,520         2,218,520
                                                                                           ---------------

    TOTAL REPURCHASE AGREEMENTS (COST: $157,718,520)                                           157,718,520

    TOTAL SHORT TERM INVESTMENTS (COST: $307,573,978)                                          307,574,153

    Total Investments (Cost $7,740,555,046)--99.0%                                         $ 9,007,235,142
    Other Assets In Excess Of Other Liabilities--1.0%                                           87,643,751
                                                                                           ---------------

    TOTAL NET ASSETS--100%                                                                 $ 9,094,878,893
                                                                                           ===============

(a) Non-income producing security.

(b) Represents an American Depository Receipt.
(c) See footnote number two in the Notes to the Financial Statements regarding investments in affiliated issuers.
(d) Represents a foreign domiciled corporation.
(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Key to abbreviations:

CAD: Canadian Dollar
DKK: Danish Krone
NOK: Norwegian Krone
SEK: Swedish Krona

                                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

THE OAKMARK GLOBAL FUND

GLOBAL DIVERSIFICATION--JUNE 30, 2005 (UNAUDITED)

                                                                                        % OF FUND
                                                                              EQUITY MARKET VALUE
-------------------------------------------------------------------------------------------------
      EUROPE                                                            44.3%
                                            Switzerland                                     12.0%
                                            Great Britain                                   11.4%
                                          * Netherlands                                      6.2%
                                          * France                                           5.4%
                                          * Ireland                                          4.0%
                                          * Germany                                          3.3%
                                          * Italy                                            2.0%
      UNITED STATES                                                     35.2%
      PACIFIC RIM                                                       18.2%
                                            Japan                                           10.9%
                                            Korea                                            3.9%
                                            Australia                                        3.4%
      LATIN AMERICA                                                      2.3%
                                            Mexico                                           2.3%

      * Euro currency countries comprise 20.9% of the Fund.

THE OAKMARK GLOBAL FUND

SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)

NAME                                               DESCRIPTION                           SHARES HELD     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.4%

APPAREL RETAIL--2.1%
  The TJX Companies, Inc. (United                  Discount Apparel & Home
  States)                                          Fashion Retailer                        1,501,000       36,549,350

APPAREL, ACCESSORIES & LUXURY GOODS--0.9%
                                                   Jewelry Manufacturer &
Bulgari S.p.A. (Italy)                             Retailer                                1,390,000       15,598,192

BROADCASTING & CABLE TV--2.8%
  Liberty Media Corporation, Class A               Broadcast Services &
  (United States)                         (a)      Programming                             2,356,000       24,007,640
                                                   Television Production &
  Grupo Televisa S.A. (Mexico)            (b)      Broadcasting                              378,000       23,470,020
                                                                                                       --------------
                                                                                                           47,477,660

HOUSEHOLD APPLIANCES--2.9%
                                                   Tool & Equipment
  Snap-on Incorporated (United States)             Manufacturer                            1,431,000       49,083,300

MOTORCYCLE MANUFACTURERS--2.1%
  Harley-Davidson, Inc. (United States)            Motorcycle Manufacturer                   697,000       34,571,200
  Ducati Motor Holding S.p.A. (Italy)     (a)      Motorcycle Manufacturer                 1,790,000        2,116,347
                                                                                                       --------------
                                                                                                           36,687,547

MOVIES & ENTERTAINMENT--6.5%
                                                   Worldwide Entertainment &
  Viacom Inc., Class B (United States)             Publishing Company                      1,560,000       49,951,200
                                                   Music, Games, Television,
  Vivendi Universal SA (France)                    Film, & Telecommunications              1,430,500       45,112,976
                                                   Filmed Entertainment &
  Time Warner Inc. (United States)        (a)      Television Networks                       991,000       16,559,610
                                                                                                       --------------
                                                                                                          111,623,786
PUBLISHING--2.1%
                                                   Publishing & Broadcast
  Tribune Company (United States)                  Services                                1,003,000       35,285,540

DISTILLERS & VINTNERS--4.8%
                                                   Beverages, Wines, & Spirits
  Diageo plc (Great Britain)                       Manufacturer                            5,517,500       81,350,268

HOUSEHOLD PRODUCTS--3.1%
                                                   Consumer Chemical Products
  Henkel KGaA (Germany)                            Manufacturer                              632,000       53,208,166

PACKAGED FOODS & MEATS--5.4%

                                                   Food & Beverage
  Nestle SA (Switzerland)                          Manufacturer                              264,000       67,562,907
                                                   Beverage & Confectionary
  Cadbury Schweppes plc (Great Britain)            Manufacturer                            2,423,000       23,136,488
                                                                                                       --------------
                                                                                                           90,699,395

SOFT DRINKS--0.7%
  Lotte Chilsung Beverage Co., Ltd.                Soft Drinks, Juices & Sports
  (Korea)                                 (c)      Drinks Manufacturer                        13,430       11,631,977

OIL & GAS EXPLORATION & PRODUCTION--4.1%
  Burlington Resources Inc. (United                Oil & Natural Gas
  States)                                          Exploration & Production                1,260,000       69,602,400

ASSET MANAGEMENT & CUSTODY BANKS--2.3%
  Julius Baer Holding AG-B
  (Switzerland)                                    Asset Management                          646,500       39,547,146

DIVERSIFIED BANKS--6.9%
  Bank of Ireland (Ireland)                        Commercial Bank                         4,029,000       65,431,818
  Australia and New Zealand Banking
  Group Limited (Australia)                        Commercial Bank                         2,260,000       37,424,159
  Banco Popolare di Verona e Novara
  Scrl (Italy)                                     Commercial Bank                           863,600       14,751,382
                                                                                                       --------------
                                                                                                          117,607,359

DIVERSIFIED CAPITAL MARKETS--0.4%
                                                   Investment Services &
  Credit Suisse Group (Switzerland)                Insurance                                 190,700        7,521,465

INVESTMENT BANKING & BROKERAGE--0.7%
  Daiwa Securities Group Inc. (Japan)              Stock Broker                            2,062,000       12,760,776

SPECIALIZED FINANCE--3.6%
  Euronext NV (Netherlands)               (c)      Stock Exchange                          1,814,000       61,443,987

HEALTH CARE SERVICES--2.6%
  Laboratory Corporation of America                Medical Laboratory & Testing
  Holdings (United States)                (a)      Services                                  892,000       44,510,800

HEALTH CARE SUPPLIES--1.0%
                                                   Protective Rubber & Plastics
  Ansell Limited (Australia)                       Products                                2,265,966       17,320,940

PHARMACEUTICALS--10.9%
  Takeda Pharmaceutical Company                    Pharmaceuticals & Food
  Limited (Japan)                                  Supplements                             1,281,000       63,558,863
  GlaxoSmithKline plc (Great Britain)              Pharmaceuticals                         2,614,200       63,271,914
  Novartis AG (Switzerland)                        Pharmaceuticals                           899,600       42,851,465
  Santen Pharmaceutical Co., Ltd. (Japan)          Pharmaceuticals                           781,000       17,719,576
                                                                                                       --------------
                                                                                                          187,401,818

AEROSPACE & DEFENSE--1.0%
  Alliant Techsystems, Inc. (United                Propulsion Systems &
  States)                                 (a)      Munitions                                 239,087       16,879,542

AIRPORT SERVICES--0.9%
  Grupo Aeroportuario del Sureste S.A
  de C.V. (Mexico)                        (b) (c)  Airport Operator                          463,000       14,746,550

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--4.3%
  Equifax Inc. (United States)                     Credit Reporting & Collection           1,367,000       48,815,570
                                                   Software Engineering
  Meitec Corporation (Japan)              (c)      Services                                  760,000       23,379,341
                                                                                                       --------------
                                                                                                           72,194,911

ENVIRONMENTAL & FACILITIES SERVICES--1.9%
  Waste Management, Inc. (United States)           Waste Management Services               1,175,000       33,299,500

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.0%
  Michael Page International plc (Great            Recruitment Consultancy
  Britain)                                (c)      Services                                4,815,400       17,447,681

OFFICE SERVICES & SUPPLIES--0.4%
  United Stationers Inc. (United States)  (a)      Business Products Distributor             150,000        7,365,000

DATA PROCESSING & OUTSOURCED SERVICES--6.3%
                                                   Data Processing &
  First Data Corporation (United States)           Management                              1,004,750       40,330,665
                                                   Electronic Debit Payment
  eFunds Corporation (United States)      (a)      Services                                2,237,100       40,245,429
  Ceridian Corporation (United States)    (a)      Data Management Services                1,348,000       26,259,040
                                                                                                       --------------
                                                                                                          106,835,134

OFFICE ELECTRONICS--2.6%
                                                   Mailroom Equipment
  Neopost SA (France)                              Supplier                                  494,750       43,557,005

SEMICONDUCTORS--1.6%
                                                   Integrated Circuits & Semi-
                                                   Conductor Devices
  Rohm Company Limited (Japan)                     Manufacturer                              277,000       26,737,934

DIVERSIFIED CHEMICALS--2.3%
  Akzo Nobel N.V. (Netherlands)                    Chemical Producer                         992,300       39,123,102

SPECIALTY CHEMICALS--2.2%
  Lonza Group AG, Registered Shares
  (Switzerland)                           (c)      Industrial Organic Chemicals              408,400       22,608,341
                                                   Fragrance & Flavor
  Givaudan (Switzerland)                           Compound Manufacturer                      25,300       14,716,303
                                                                                                       --------------
                                                                                                           37,324,644

WIRELESS TELECOMMUNICATION SERVICES--5.0%

  SK Telecom Co., Ltd. (Korea)                     Mobile Telecommunications                 300,000       52,779,120
  NTT DoCoMo Inc. (Japan)                          Mobile Telecommunications                  22,140       32,755,616
                                                                                                       --------------

                                                                                                           85,534,736

  TOTAL COMMON STOCKS (COST: $1,285,016,704)                                                            1,627,957,611

NAME                                                                                      PAR VALUE     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--4.1%

REPURCHASE AGREEMENTS--4.1%
     IBT Repurchase Agreement, 2.80%
     dated 6/30/2005 due 7/1/2005, repurchase
     price $68,505,328 collateralized by
     U.S. Government Agency Securities with an
     aggregate market value plus accrued
     interest of $71,925,000                                                              68,500,000       68,500,000

     IBT Repurchase Agreement, 2.01%
     dated 6/30/2005 due 7/1/2005, repurchase
     price $1,588,901 collateralized by a
     U.S. Government Agency Security with a
     market value plus accrued interest
     of $1,668,253                                                                         1,588,813        1,588,813
                                                                                                      ---------------

   TOTAL REPURCHASE AGREEMENTS (COST: $70,088,813)                                                         70,088,813

   TOTAL SHORT TERM INVESTMENTS (COST: $70,088,813)                                                        70,088,813

     Total Investments (Cost $1,355,105,517)--99.5%                                                   $ 1,698,046,424
     Foreign Currencies (Cost $474,226)--0.0%                                                         $       472,878
     Other Assets In Excess Of Other Liabilities--0.5%                                                      7,629,232
                                                                                                      ---------------

     TOTAL NET ASSETS--100%                                                                           $ 1,706,148,534
                                                                                                      ===============

(a) Non-income producing security.
(b) Represents an American Depository Receipt.
(c) See footnote number two in the Notes to the Financial Statements regarding investments in affiliated issuers.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

THE OAKMARK INTERNATIONAL FUND

INTERNATIONAL DIVERSIFICATION--JUNE 30, 2005 (UNAUDITED)

                                                                                         % OF FUND
                                                                               EQUITY MARKET VALUE
--------------------------------------------------------------------------------------------------
      EUROPE                                                           74.7%
                                            Great Britain                                    25.5%
                                            Switzerland                                      15.7%
                                          * France                                            9.9%
                                          * Germany                                           8.7%
                                          * Netherlands                                       8.3%
                                          * Ireland                                           3.4%
                                          * Italy                                             3.2%
      PACIFIC RIM                                                      23.4%
                                            Japan                                            12.0%
                                            Korea                                             6.8%
                                            Australia                                         2.4%
                                            Singapore                                         1.4%
                                            Hong Kong                                         0.8%
      LATIN AMERICA                                                     1.4%
                                            Mexico                                            1.4%
      OTHER                                                             0.5%
                                            Israel                                            0.5%

      * Euro currency countries comprise 33.5% of the Fund.

SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)

NAME                                               DESCRIPTION                           SHARES HELD     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--93.6%

ADVERTISING--3.7%
                                                   Advertising & Media
  Publicis Groupe (France)                (b)      Services                                3,965,400      117,232,945
  Aegis Group plc (Great Britain)                  Media Services                         45,543,900       81,183,937
                                                                                                       --------------
                                                                                                          198,416,882

APPAREL RETAIL--0.8%
  Giordano International Limited (Hong             Pacific Rim Clothing Retailer
  Kong)                                            & Manufacturer                         61,424,300       42,290,715

APPAREL, ACCESSORIES & LUXURY GOODS--2.1%
  Swatch Group AG, Bearer Shares
  (Switzerland)                                    Watch Manufacturer                        823,000      115,585,378
  Swatch Group AG, Registered Shares
  (Switzerland)                                    Watch Manufacturer                         24,700          706,320
                                                                                                       --------------
                                                                                                          116,291,698

AUTOMOBILE MANUFACTURERS--5.1%
  Bayerische Motoren Werke (BMW) AG                Luxury Automobile
  (Germany)                                        Manufacturer                            4,054,500      185,124,251
                                                   Automobile & Motorcycle
  Honda Motor Co., Ltd. (Japan)                    Manufacturer                            1,890,300       93,278,674
                                                                                                       --------------
                                                                                                          278,402,925

BROADCASTING & CABLE TV--2.3%
                                                   Television Production &
  Grupo Televisa S.A. (Mexico)            (c)      Broadcasting                            1,171,200       72,719,808
  British Sky Broadcasting Group plc               Television Production &
  (Great Britain)                                  Broadcasting                            5,291,000       50,000,810
                                                                                                       --------------
                                                                                                          122,720,618

CONSUMER ELECTRONICS--0.7%
  Koninklijke (Royal) Philips Electronics
  N.V. (Netherlands)                               Electronics Manufacturer                1,412,500       35,725,141

MOVIES & ENTERTAINMENT--1.6%
                                                   Music, Games, Television,
  Vivendi Universal SA (France)                    Film, & Telecommunications              2,789,300       87,964,785

SPECIALTY STORES--2.1%
  Signet Group plc (Great Britain)                 Jewelry Retailer                       59,260,000      115,453,665

TEXTILES--0.5%
                                                   Wool, Textile Production &
  Chargeurs SA (France)                   (d)      Trading                                   790,182       26,774,685

BREWERS--1.6%
  Heineken Holding NV (Netherlands)                Brewer                                  2,594,600       72,530,655

  Heineken NV (Netherlands)                        Brewer                                    497,500       15,376,347
                                                                                                       --------------
                                                                                                           87,907,002

DISTILLERS & VINTNERS--3.9%
                                                   Beverages, Wines, & Spirits
  Diageo plc (Great Britain)                       Manufacturer                           12,023,000      177,267,653
                                                   Manufactures Wines, Spirits,
  Pernod-Ricard SA (France)                        & Fruit Juices                            199,000       31,788,220
                                                                                                       --------------
                                                                                                          209,055,873

HOUSEHOLD PRODUCTS--2.9%
                                                   Consumer Chemical Products
  Henkel KGaA (Germany)                            Manufacturer                            1,228,200      103,402,324
                                                   Toiletry Product
  Uni-Charm Corporation (Japan)                    Manufacturer                              956,000       38,464,231
                                                   Household & Chemical
  KAO Corp. (Japan)                                Products Manufacturer                     575,000       13,564,502
                                                                                                       --------------
                                                                                                          155,431,057

PACKAGED FOODS & MEATS--4.9%
                                                   Food & Beverage
  Nestle SA (Switzerland)                          Manufacturer                              575,100      147,179,651
                                                   Beverage & Confectionary
  Cadbury Schweppes plc (Great Britain)            Manufacturer                           12,390,400      118,312,151
                                                                                                       --------------
                                                                                                          265,491,802

PERSONAL PRODUCTS--1.4%
                                                   Health & Beauty Aid
  L'Oreal SA (France)                              Manufacturer                            1,077,000       77,352,728

SOFT DRINKS--1.3%
  Lotte Chilsung Beverage Co., Ltd.                Soft Drinks, Juices & Sports
  (Korea)                                 (d)      Drinks Manufacturer                        83,400       72,234,316

TOBACCO--0.1%
                                                   Tobacco Products
  KT&G Corporation (Korea)                         Manufacturer                               75,000        2,936,201

INTEGRATED OIL & GAS--1.8%
                                                   Oil & Natural Gas
  BP p.l.c. (Great Britain)                        Exploration & Production                6,294,100       65,512,864
                                                   Oil & Natural Gas
  Total SA (France)                                Exploration & Production                  126,000       29,626,650
                                                                                                       --------------
                                                                                                           95,139,514

DIVERSIFIED BANKS--15.0%
  Bank of Ireland (Ireland)                        Commercial Bank                        10,462,900      169,919,725
  Australia and New Zealand Banking
  Group Limited (Australia)                        Commercial Bank                         7,348,800      121,691,443
  Lloyds TSB Group plc (Great Britain)             Commercial Bank                        12,347,600      104,631,031
  Kookmin Bank (Korea)                             Commercial Banking                      2,159,700       98,225,118
  BNP Paribas SA (France)                 (b)      Commercial Banking                      1,156,000       79,319,524
  UniCredito Italiano S.p.A. (Italy)               Banking Services                       13,556,700       71,659,838
  United Overseas Bank Limited, Foreign
  Shares (Singapore)                               Commercial Banking                      8,395,368       70,714,610

  Banco Popolare di Verona e Novara
  Scrl (Italy)                                     Commercial Bank                         2,938,400       50,191,596
  Sanpaolo IMI S.p.A. (Italy)                      Banking Services                        2,947,000       40,392,050
                                                                                                       --------------
                                                                                                          806,744,935

DIVERSIFIED CAPITAL MARKETS--1.9%
                                                   Investment Services &
  Credit Suisse Group (Switzerland)                Insurance                               2,609,000      102,902,469

INVESTMENT BANKING & BROKERAGE--1.3%
  Daiwa Securities Group Inc. (Japan)              Stock Broker                           11,198,000       69,299,305

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
  United Overseas Land Limited
  (Singapore)                                      Real Estate Investor                      839,537        1,135,418

REINSURANCE--0.3%
  Hannover Rueckversicherung AG
  (Germany)                                        Reinsurance                               390,800       14,778,957

SPECIALIZED FINANCE--5.7%
  Euronext NV (Netherlands)               (d)      Stock Exchange                          5,012,500      169,783,894
  Deutsche Boerse AG (Germany)                     Electronic Trading Systems              1,719,000      134,675,246
                                                                                                       --------------
                                                                                                          304,459,140

PHARMACEUTICALS--9.9%
  GlaxoSmithKline plc (Great Britain)              Pharmaceuticals                         8,029,300      194,334,473
  Novartis AG (Switzerland)                        Pharmaceuticals                         3,028,000      144,235,478
  Takeda Pharmaceutical Company                    Pharmaceuticals & Food
  Limited (Japan)                                  Supplements                             2,876,800      142,737,032
  Sanofi-Aventis (France)                          Pharmaceuticals                           588,508       48,357,223
                                                                                                       --------------
                                                                                                          529,664,206

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.4%
                                                   Software Engineering
  Meitec Corporation (Japan)              (d)      Services                                2,483,800       76,407,379

ENVIRONMENTAL & FACILITIES SERVICES--0.2%
  Rentokil Initial plc (Great Britain)             Global Business Services                3,400,000        9,730,532

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.8%
  Michael Page International plc (Great            Recruitment Consultancy
  Britain)                                (d)      Services                               26,290,000       95,256,787

INDUSTRIAL CONGLOMERATES--0.0%
  Haw Par Corporation Limited                      Healthcare & Leisure
  (Singapore)                                      Products                                   58,338          178,213

INDUSTRIAL MACHINERY--1.3%
  Enodis plc (Great Britain)              (a) (d)  Food Processing Equipment              33,585,320       69,494,156

MARINE PORTS & SERVICES--2.0%
  Associated British Ports Holdings plc
  (Great Britain)                                  Port Operator                          12,131,399      107,145,669

ELECTRONIC EQUIPMENT MANUFACTURERS--0.5%
  Orbotech, Ltd. (Israel)                 (a) (d)  Optical Inspection Systems              1,237,700       26,598,173

SEMICONDUCTORS--0.9%
                                                   Integrated Circuits & Semi-
                                                   Conductor Devices
  Rohm Company Limited (Japan)                     Manufacturer                              527,500       50,917,907

DIVERSIFIED CHEMICALS--2.3%
  Akzo Nobel N.V. (Netherlands)                    Chemical Producer                       3,107,200      122,506,602

FERTILIZERS & AGRICULTURAL CHEMICALS--1.7%
  Syngenta AG (Switzerland)               (a)      Crop Protection Products                  882,300       90,801,209

SPECIALTY CHEMICALS--3.4%
  Lonza Group AG, Registered Shares
  (Switzerland)                           (d)      Industrial Organic Chemicals            1,797,700       99,517,665
                                                   Fragrance & Flavor
  Givaudan (Switzerland)                           Compound Manufacturer                     151,100       87,890,649
                                                                                                       --------------
                                                                                                          187,408,314

WIRELESS TELECOMMUNICATION SERVICES--7.2%
  SK Telecom Co., Ltd. (Korea)                     Mobile Telecommunications                 970,200      170,687,675
  NTT DoCoMo Inc. (Japan)                          Mobile Telecommunications                  79,180      117,144,971
  Vodafone Group Plc (Great Britain)               Mobile Telecommunications              32,142,800       78,314,004
  Vodafone Group Plc (Great Britain)      (c)      Mobile Telecommunications                 606,000       14,737,919
                                                                                                       --------------
                                                                                                          380,884,569

 TOTAL COMMON STOCKS (COST: $3,933,215,202)                                                             5,035,903,547

NAME                                                                                      PAR VALUE      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--4.8%

U.S. GOVERNMENT BILLS--1.0%
  United States Treasury Bills, 2.705%-
  2.855%
    due 7/14/2005 - 8/18/2005                                                             50,000,000       49,858,900

 TOTAL U.S. GOVERNMENT BILLS (COST: $49,861,399)                                                           49,858,900

REPURCHASE AGREEMENTS--3.8%

    IBT Repurchase Agreement, 2.80% dated 6/30/2005 due 7/1/2005, repurchase price $204,515,906 collateralized by U.S. Government Agency Securities with
    an aggregate market value plus accrued interest of $214,725,000                      204,500,000      204,500,000

    IBT Repurchase Agreement, 2.01% dated 6/30/2005 due 7/1/2005, repurchase price $2,610,762 collateralized by a U.S. Government Agency Security with a
    market value plus accrued interest of $2,741,147                                       2,610,616        2,610,616
                                                                                                      ---------------

  TOTAL REPURCHASE AGREEMENTS (COST: $207,110,616)                                                        207,110,616

  TOTAL SHORT TERM INVESTMENTS (COST: $256,972,015)                                                       256,969,516

    Total Investments (Cost $4,190,187,217)--98.4%                                                    $ 5,292,873,063
    Foreign Currencies (Cost $1,460,064)--0.0%                                                        $     1,455,915
    Other Assets In Excess Of Other Liabilities--1.6%                                                      86,008,057
                                                                                                      ---------------

    TOTAL NET ASSETS--100%                                                                            $ 5,380,337,035
                                                                                                      ===============

(a) Non-income producing security.
(b) All or a portion of security out on loan.
(c) Represents an American Depository Receipt.
(d) See footnote number two in the Notes to the Financial Statements regarding investments in affiliated issuers.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

THE OAKMARK INTERNATIONAL SMALL CAP FUND

INTERNATIONAL DIVERSIFICATION--JUNE 30, 2005 (UNAUDITED)

                                                                                 % OF FUND
                                                                       EQUITY MARKET VALUE
------------------------------------------------------------------------------------------
     EUROPE                                                      67.9%
                                     Great Britain                                   19.3%
                                     Switzerland                                     16.3%
                                   * France                                           8.1%
                                   * Germany                                          7.7%
                                   * Italy                                            5.6%
                                   * Spain                                            3.1%
                                     Sweden                                           2.4%
                                     Turkey                                           1.9%
                                   * Finland                                          1.8%
                                     Denmark                                          1.4%
                                   * Greece                                           0.3%
     PACIFIC RIM                                                 27.3%
                                     Japan                                           12.0%
                                     Korea                                            6.3%
                                     Australia                                        4.2%
                                     New Zealand                                      1.8%
                                     Hong Kong                                        1.7%
                                     Malaysia                                         0.5%
                                     Thailand                                         0.4%
                                     Philippines                                      0.4%
     OTHER                                                        4.2%
                                     Bermuda                                          2.8%
                                     Israel                                           1.4%
     LATIN AMERICA                                                0.6%
                                     Mexico                                           0.6%

     * Euro currency countries comprise 26.6% of the Fund.

SCHEDULE OF INVESTMENTS--JUNE 30, 2005 (UNAUDITED)

NAME                                               DESCRIPTION                           SHARES HELD     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS--92.8%

ADVERTISING--2.2%
  Asatsu-DK, Inc. (Japan)                          Advertising Services Provider             459,700       12,814,371
                                                   Advertising & Marketing
  G2R Inc. (Korea)                                 Services                                  405,110        7,087,956
                                                                                                       --------------
                                                                                                           19,902,327

APPAREL RETAIL--5.8%
  Matalan plc (Great Britain)                      Clothing Retailer                       8,445,000       26,930,007
                                                   Sportswear & Sports
  JJB Sports plc (Great Britain)                   Equipment Retailer                      7,870,000       25,307,893
                                                                                                       --------------
                                                                                                           52,237,900

APPAREL, ACCESSORIES & LUXURY GOODS--1.0%
                                                   Jewelry Manufacturer &
  Bulgari S.p.A. (Italy)                           Retailer                                  784,900        8,807,929

BROADCASTING & CABLE TV--1.3%
                                                   Television Entertainment
  M6 Metropole Television (France)                 Channel Owner & Operator                  297,700        7,565,495
                                                   Film Producer & Sports
  Media Prima Berhad (Malaysia)           (a)      Promoter                                9,891,000        4,294,776
                                                                                                       --------------
                                                                                                           11,860,271

HOME IMPROVEMENT RETAIL--4.6%
  Carpetright plc (Great Britain)                  Carpet Retailer                         2,358,000       41,145,237

MOTORCYCLE MANUFACTURERS--0.4%
  Ducati Motor Holding S.p.A. (Italy)     (a)      Motorcycle Manufacturer                 3,015,650        3,565,453

PHOTOGRAPHIC PRODUCTS--1.6%
  Vitec Group plc (Great Britain)         (b)      Photo Equipment & Supplies              2,383,907       14,264,370

PUBLISHING--2.1%
                                                   TV Broadcasting &
  Tamedia AG (Switzerland)                         Publishing                                143,661       13,114,608
  Matichon Public Company Limited,
  Foreign Shares (Thailand)               (b)      Newspaper Publisher                    20,395,000        3,504,041
                                                   Educational Information
  Daekyo Co., Ltd. (Korea)                         Service Provider                           27,660        1,898,366
                                                                                                       --------------
                                                                                                           18,517,015

BREWERS--1.2%
  Kook Soon Dang Brewery Co., Ltd.
  (Korea)                                          Wine & Spirits Manufacturer               771,076       10,397,787

DISTILLERS & VINTNERS--1.6%

  Baron de Ley, S.A. (Spain)              (a)      Wines & Spirits Manufacturer              305,637       14,062,329

PACKAGED FOODS & MEATS--1.9%
                                                   Candy & Snacks
  Lotte Confectionery Co., Ltd. (Korea)            Manufacturer                               13,914        9,683,983
  Robert Wiseman Dairies plc (Great
  Britain)                                         Milk Processor & Distributor              959,000        4,458,336
  Alaska Milk Corporation (Philippines)   (b)      Milk Producer                          56,360,000        3,070,978
                                                                                                       --------------
                                                                                                           17,213,297

ASSET MANAGEMENT & CUSTODY BANKS--4.0%
  Julius Baer Holding AG-B
  (Switzerland)                                    Asset Management                          419,000       25,630,710
  MLP AG (Germany)                                 Asset Management                          569,600       10,649,707
                                                                                                       --------------
                                                                                                           36,280,417

INSURANCE BROKERS--2.6%
  Benfield Group Ltd. Common Stock
  (Bermuda)                                        Reinsurance Service Provider            5,037,000       23,867,913

MULTI-SECTOR HOLDINGS--1.9%
  Pargesa Holding AG (Switzerland)                 Diversified Operations                      4,744       17,363,636

OTHER DIVERSIFIED FINANCIAL SERVICES--2.1%
  Ichiyoshi Securities Co., Ltd. (Japan)           Stock Broker                            2,079,700       19,324,231

REGIONAL BANKS--1.7%
  Pusan Bank (Korea)                               Commercial Banking                      1,033,500        9,191,107
  Daegu Bank (Korea)                               Commercial Banking                        739,400        6,332,609
                                                                                                       --------------
                                                                                                           15,523,716

SPECIALIZED FINANCE--0.2%
  Athens Stock Exchange S.A. (Greece)              Exchange Services                         293,000        2,169,993

HEALTH CARE SUPPLIES--2.8%
                                                   Protective Rubber & Plastics
  Ansell Limited (Australia)                       Products                                1,733,684       13,252,201
                                                   Healthcare Products &
  Coloplast A/S, Class B (Denmark)                 Services Provider                         203,000       11,786,703
                                                                                                       --------------
                                                                                                           25,038,904

PHARMACEUTICALS--2.2%
  Santen Pharmaceutical Co., Ltd. (Japan)          Pharmaceuticals                           896,000       20,328,732

AIR FREIGHT & LOGISTICS--1.7%
  Mainfreight Limited (New Zealand)       (b)      Logistics Services                      7,475,285       15,081,612

AIRPORT SERVICES--0.5%
  Grupo Aeroportuario del Sureste S.A
  de C.V. (Mexico)                        (b) (c)  Airport Operator                          149,700        4,767,945

CONSTRUCTION & ENGINEERING--0.9%

  Tae Young Corp. (Korea)                          Heavy Construction                        256,370        8,562,188

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.2%
                                                   Railroad Equipment
  Vossloh AG (Germany)                             Manufacturer                               29,000        1,358,151

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--2.0%
  Prosegur, Compania de Seguridad SA               Security & Transportation
  (Spain)                                          Services                                  552,800       11,680,232
  Intrum Justitia AB (Sweden)             (a)      Diversified Financial Services            961,243        6,675,299
                                                                                                       --------------
                                                                                                           18,355,531

ELECTRICAL COMPONENTS & EQUIPMENT--2.4%
  Pfeiffer Vacuum Technology AG
  (Germany)                                        Vacuum Pump Manufacturer                  355,832       16,569,876
                                                   Electrical Systems
  Carbone Lorraine SA (France)                     Manufacturer                              106,245        5,046,466
                                                                                                       --------------
                                                                                                           21,616,342

HUMAN RESOURCE & EMPLOYMENT SERVICES--0.8%
  DIS Deutscher Industrie Service AG               Recruitment Consultancy
  (Germany)                                        Services                                  173,800        7,424,440

INDUSTRIAL CONGLOMERATES--2.7%
  Dogan Sirketler Grubu Holdings A.S
  (Turkey)                                (a)      Diversified Holding Company             6,258,511       15,805,033
                                                   Automotive Pump
  Rheinmetall AG (Germany)                         Manufacturer                              185,600        9,348,012
                                                                                                       --------------
                                                                                                           25,153,045

INDUSTRIAL MACHINERY--14.4%
  Interpump Group S.p.A. (Italy)          (b)      Pump & Piston Manufacturer              5,326,600       34,350,654
                                                   Textile Equipment
  Saurer AG (Switzerland)                 (a)      Manufacturer                              502,653       31,375,368
                                                   Elevator & Escalator
  Schindler Holding AG (Switzerland)               Manufacturer                               64,200       23,480,474
                                                   Electronic Instrument
  Halma plc (Great Britain)                        Producer                                6,557,000       17,209,158
                                                   Filtration & Separation
  Alfa Laval AB (Sweden)                           Equipment                                 807,500       11,680,428
                                                   Industrial Fastener
  LISI (France)                                    Manufacturer                              135,813        9,828,375
                                                   Cooling & Moisture Control
  Munters AB (Sweden)                              Systems                                    77,400        1,709,101
                                                                                                       --------------
                                                                                                          129,633,558

OFFICE SERVICES & SUPPLIES--0.2%
  Domino Printing Sciences plc (Great
  Britain)                                         Printing Equipment                        300,000        1,410,806

COMPUTER HARDWARE--2.1%
                                                   Banking Machine
  Wincor Nixdorf AG (Germany)                      Manufacturer                              234,800       19,182,509

COMPUTER STORAGE & PERIPHERALS--1.0%
                                                   Manufacturing Process
  Lectra (France)                                  Systems                                 1,813,100        8,776,492

DATA PROCESSING & OUTSOURCED SERVICES--2.4%

  Baycorp Advantage Limited (Australia)            Credit Reference Services               9,412,800       21,714,299

ELECTRONIC EQUIPMENT MANUFACTURERS--5.0%
                                                   Digital Camera Motors
  Mabuchi Motor Co., Ltd. (Japan)                  Manufacturer                              315,200       18,169,851
                                                   Atmospheric Observation
  Vaisala Oyj, Class A (Finland)                   Equipment                                 627,000       15,440,848
  Orbotech, Ltd. (Israel)                 (a) (b)  Optical Inspection Systems                536,500       11,529,385
                                                                                                       --------------
                                                                                                           45,140,084

HOME ENTERTAINMENT SOFTWARE--1.5%
  Square Enix Co., Ltd. (Japan)                    Entertainment Software                    447,900       13,657,212

IT CONSULTING & OTHER SERVICES--3.6%
                                                   Business & Technology
  Morse plc (Great Britain)               (b)      Solutions                              12,174,000       15,266,805
                                                   Systems Consulting &
  Alten (France)                          (a)      Engineering                               443,281       11,254,438
  Sopra Group (France)                             Computer Engineering                      111,930        6,095,344
                                                                                                       --------------
                                                                                                           32,616,587

OFFICE ELECTRONICS--2.2%
                                                   Mailroom Equipment
  Neopost SA (France)                              Supplier                                  220,700       19,430,078

INDUSTRIAL GASES--1.8%
  Taiyo Ink Mfg. Co., Ltd. (Japan)                 Manufacturer of Resist Inks               426,100       16,567,352

SPECIALTY CHEMICALS--4.6%
  Gurit-Heberlein AG (Switzerland)        (b)      Chemical Producer                          36,075       25,557,758
  Croda International plc (Great Britain)          Chemical Producer                       2,359,600       16,126,857
                                                                                                       --------------
                                                                                                           41,684,615

ALTERNATIVE CARRIERS--1.6%
  Asia Satellite Telecommunications
  Holdings Limited (Hong Kong)                     Satellite Operator                      8,291,500       14,511,859

 TOTAL COMMON STOCKS (COST: $676,212,809)                                                                 838,516,162

NAME                                               DESCRIPTION                             PAR VALUE     MARKET VALUE
---------------------------------------------------------------------------------------------------------------------
SHORT TERM INVESTMENTS--5.5%

U.S. GOVERNMENT BILLS--1.1%

   United States Treasury Bills, 2.90% due
   7/28/2005                                                                              10,000,000        9,978,250

  TOTAL U.S. GOVERNMENT BILLS (COST: $9,978,250)                                                            9,978,250

REPURCHASE AGREEMENTS--4.4%
     IBT Repurchase Agreement, 2.80% dated
     6/30/2005 due 7/1/2005, repurchase
     price $38,502,994 collateralized by
     U.S. Government Agency Securities with
     an aggregate market value plus accrued
     interest of $40,425,000                                                              38,500,000       38,500,000

     IBT Repurchase Agreement, 2.01% dated
     6/30/2005 due 7/1/2005, repurchase
     price $1,768,390 collateralized by a
     U.S. Government Agency Security with a
     market value plus accrued interest of
     $1,856,705                                                                            1,768,291        1,768,291
                                                                                                       --------------

 TOTAL REPURCHASE AGREEMENTS (COST: $40,268,291)                                                           40,268,291

 TOTAL SHORT TERM INVESTMENTS (COST: $50,246,541)                                                          50,246,541

    Total Investments (Cost $726,459,350)--98.3%                                                       $  888,762,703
    Foreign Currencies (Cost $291,456)--0.0%                                                           $      290,274
    Other Assets In Excess Of Other Liabilities--1.7%                                                      14,923,568
                                                                                                       --------------

    TOTAL NET ASSETS--100%                                                                             $  903,976,545
                                                                                                       ==============

(a) Non-income producing security.
(b) See footnote number two in the Notes to the Financial Statements regarding investments in affiliated issuers.
(c) Represents an American Depository Receipt.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

THE OAKMARK FAMILY OF FUNDS

NOTES TO THE SCHEDULES OF INVESTMENTS (UNAUDITED)

1.  SIGNIFICANT ACCOUNTING POLICIES
Harris Associates Investment Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an investment company organized as a Massachusetts business trust. The Trust consists of the following series (each individually referred to as "a Fund" or collectively as "the Funds"): The Oakmark Fund ("Oakmark"), The Oakmark Select Fund ("Select"), The Oakmark Equity and Income Fund ("Equity and Income"), The Oakmark Global Fund ("Global"), The Oakmark International Fund ("International"), and The Oakmark International Small Cap Fund ("Int'l Small Cap").

SECURITY VALUATION --
Securities traded on securities exchanges and over-the-counter securities are valued at the last sales price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt obligations and money market instruments maturing in more than 60 days from the date of purchase are valued at the latest bid quotation. Debt obligations and money market instruments maturing in less than 61 days from the date of purchase are valued on an amortized cost basis which approximates market value. Options are valued at the last reported sale price on the day of valuation, or lacking any reported sales that day, at the mean of the most recent bid and ask quotations. Securities traded in foreign markets are valued using prices reported by local foreign markets. Securities for which quotations are not readily available, or securities which may have been affected by a significant event after the price was determined, and other assets are valued at a fair value as determined by or under the direction of pricing committee established by the Board of Trustees. The Funds' net asset values are determined at the time of the close of the New York Stock Exchange. The pricing committee will evaluate movements in the U.S. markets after the close of foreign markets and may adjust security prices to reflect changes in reaction to U.S. markets as determined by a third party model. At June 30, 2005, the Funds held no securities for which quotations were not readily available, and no securities which may have been affected by a significant event prior to the computation of NAV.

FOREIGN CURRENCY TRANSLATIONS --
Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the mean of the bid and offer prices of such currencies at the time net asset value is determined. Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss from securities.

Net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually received or paid, and the realized gains or losses resulting from portfolio and transaction hedges. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

FORWARD FOREIGN CURRENCY CONTRACTS--
The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions.

The contractual amounts of forward foreign exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. Risks arise from the possible inability of counter parties to meet the terms of their contracts and from movements in currency values. At June 30, 2005, Global, International and Int'l Small Cap held the following outstanding forward foreign currency contracts:

 THE OAKMARK GLOBAL FUND

                                                                       VALUATION AT         UNREALIZED
                                 CONTRACT AMOUNT   SETTLEMENT DATE       6/30/05           APPRECIATION
                              --------------------------------------------------------------------------
 FOREIGN CURRENCY SOLD:
 British Pound Sterling               47,900,000   July 2005         $     85,783,923    $       900,707
 Swiss Franc                          73,000,000   November 2005           57,566,874          5,396,728
                                                                     ----------------    ---------------
                                                                     $    143,350,797    $     6,297,435
                                                                     ================    ===============

 THE OAKMARK INTERNATIONAL FUND

                                                                       VALUATION AT       UNREALIZED
                                 CONTRACT AMOUNT   SETTLEMENT DATE       6/30/05         APPRECIATION
                              --------------------------------------------------------------------------
 FOREIGN CURRENCY SOLD:
 British Pound Sterling              142,000,000   July 2005         $    254,326,303   $      1,685,497
 British Pound Sterling              140,000,000   July 2005              250,725,454          2,632,546
 British Pound Sterling               65,000,000   November 2005          116,039,828          3,872,172
 British Pound Sterling               64,500,000   December 2005          115,132,574          7,443,226
 British Pound Sterling               42,600,000   December 2005           76,038,900          5,335,620
 Swiss Franc                         302,000,000   November 2005          238,153,368         22,326,190
 Swiss Franc                         174,000,000   November 2005          137,225,966         13,227,990
 Swiss Franc                         129,400,000   November 2005          102,095,756         10,848,296
 Swiss Franc                          88,700,000   December 2005           70,073,951          9,087,137
                                                                     ----------------   ----------------
                                                                     $  1,359,812,100   $     76,458,674
                                                                     ================   ================

 THE OAKMARK INTERNATIONAL SMALL CAP FUND

                                                                       VALUATION AT       UNREALIZED
                                 CONTRACT AMOUNT   SETTLEMENT DATE       6/30/05         APPRECIATION
                              --------------------------------------------------------------------------
 FOREIGN CURRENCY SOLD:
 British Pound Sterling               11,200,000   July 2005         $     20,059,539   $        132,941
 British Pound Sterling               11,400,000   July 2005               20,416,216            214,364
 British Pound Sterling                4,700,000   November 2005            8,390,572            279,988
 British Pound Sterling                4,600,000   December 2005            8,211,005            530,835
 British Pound Sterling                1,100,000   December 2005            1,963,446            137,774
 British Pound Sterling               13,600,000   January 2006            24,264,127          1,059,073
 British Pound Sterling               11,000,000   May 2006                19,613,442            604,558
 Swiss Franc                          53,500,000   November 2005           42,189,421          3,955,136
 Swiss Franc                          30,800,000   November 2005           24,290,573          2,341,507
 Swiss Franc                          23,700,000   November 2005           18,699,145          1,986,898
 Swiss Franc                          16,800,000   December 2005           13,272,180          1,721,126
                                                                     ----------------   ----------------
                                                                     $    201,369,666   $     12,964,200
                                                                     ================   ================

RESTRICTED SECURITIES -
The following investments, the sales of which are restricted to qualified institutional buyers, have been valued according to the securities valuation procedures for debt obligations and money market instruments (as stated above) since their acquisition dates. There are no unrestricted securities with the same maturity dates and yields for these issuers. These securities are priced using market quotations and are not expressed as a discount to the carrying value of a comparable unrestricted security.

                                                                                                                PERCENTAGE
 QUANTITY    SECURITY NAME                              ACQUISITION DATE  CARRYING VALUE  COST    MARKET VALUE  OF TNA
 3,000,000   Sealed Air Corporation, 144A, 5.625% due
              7/15/2013                                        6/27/2003         102.758  100.68     3,082,740        0.04%
 5,000,000   Sealed Air Corporation, 144A, 5.625% due
              7/15/2013                                        8/20/2003         102.758   96.41     5,137,900        0.06%
 300,000     Sealed Air Corporation, 144A, 5.625% due
              7/15/2013                                        8/21/2003         102.758   96.79       308,274        0.00%
 11,700,00   Sealed Air Corporation, 144A, 5.625% due
              7/15/2013                                         4/6/2004         102.758  103.31    12,022,686        0.13%
                                                                                                  ------------------------
                                               Totals                                               20,551,600        0.23%

2.  TRANSACTIONS WITH AFFILIATES
An affiliated issuer, as defined under the Investment Company Act of 1940, is one in which the Trust's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in securities of these issuers for the the quarter ended June 30, 2005, is set forth below:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
THE OAKMARK FUND

                                                                                                            MARKET VALUE
                                                          PURCHASES          SALES           DIVIDEND         JUNE 30,
 AFFILIATES                                SHARES          (COST)           PROCEEDS          INCOME            2005
 ------------------------------------------------------------------------------------------------------------------------
 H&R Block, Inc.                            3,029,300   $            0   $            0   $    1,999,338   $  176,759,655
 Toys 'R' Us, Inc.**+                               0                0       74,230,258                0                0
                                                        --------------   --------------   --------------   --------------
 TOTALS                                                 $            0   $   74,230,258   $    1,999,338   $  176,759,655

 SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 THE OAKMARK SELECT FUND

                                                                                                            MARKET VALUE
                                                          PURCHASES          SALES           DIVIDEND         JUNE 30,
 AFFILIATES                                SHARES          (COST)           PROCEEDS          INCOME            2005
 -----------------------------------------------------------------------------------------------------------------------
 H&R Block, Inc.                            8,259,800                0        9,870,355        5,481,608      481,959,330
 The Dun & Bradstreet Corporation +         3,934,900                0                0                0      242,586,585
 Toys 'R' Us, Inc.**+                               0                0      275,921,973                0                0
                                                        --------------   --------------   --------------   --------------
 TOTALS                                                 $            0   $  285,792,328   $    5,481,608   $  724,545,915

 SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 THE OAKMARK EQUITY AND INCOME FUND

                                                                                                            MARKET VALUE
                                                          PURCHASES          SALES           DIVIDEND         JUNE 30,
 AFFILIATES                                SHARES          (COST)           PROCEEDS          INCOME            2005
 ------------------------------------------------------------------------------------------------------------------------
 Mentor Graphics Corporation +              3,640,000   $            0   $            0   $            0   $   37,310,000
 St. Mary Land & Exploration***
 Company                                    2,900,000                0                0          217,500       84,042,000
                                                        --------------   --------------   --------------   --------------
 TOTALS                                                 $            0   $            0   $      217,500   $  121,352,000

 SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 THE OAKMARK GLOBAL FUND

                                                                                                            MARKET VALUE
                                                          PURCHASES          SALES           DIVIDEND         JUNE 30,
 AFFILIATES                                SHARES          (COST)           PROCEEDS          INCOME            2005
 ------------------------------------------------------------------------------------------------------------------------
 Euronext NV                                1,814,000   $            0   $            0   $    1,331,004   $   61,443,987
 Grupo Aeroportuario del Sureste S.A.
 de C.V.                                      463,000                0                0          262,614       14,746,550
 Lonza Group AG, Registered Shares            408,400                0       18,369,630          768,703       22,608,341
 Lotte Chilsung Beverage Co., Ltd.             13,430                0                0           25,790       11,631,977
 Meitec Corporation                           760,000                0                0          236,902       23,379,341
 Michael Page International plc             4,815,400                0                0          251,558       17,447,681
 Orbotech, Ltd. **+                                 0                0        8,853,195                0                0
                                                        --------------   --------------   --------------   --------------
 TOTALS                                                 $            0   $   27,222,825   $    2,876,571   $  151,257,877

 SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 THE OAKMARK INTERNATIONAL FUND

                                                                                                            MARKET VALUE
                                                          PURCHASES          SALES           DIVIDEND         JUNE 30,
 AFFILIATES                                SHARES          (COST)           PROCEEDS          INCOME            2005
 ------------------------------------------------------------------------------------------------------------------------
 Chargeurs SA                                 790,182   $            0   $            0   $    1,158,675   $   26,774,685
 Enodis plc +                              33,585,320                0                0                0       69,494,156
 Euronext NV                                5,012,500        2,015,107                0        3,677,872      169,783,894
 Grupo Aeroportuario del Sureste S.A.
 de C.V. **                                         0                0        6,338,193                0                0
 Lonza Group AG, Registered Shares          1,797,700                0       28,694,082        2,226,145       99,517,665
 Lotte Chilsung Beverage Co., Ltd.             83,400                0                0          160,154       72,234,316
 Meitec Corporation                         2,483,800       14,989,811                0          768,413       76,407,379
 Michael Page International plc            26,290,000        8,603,466                0        1,342,520       95,256,787
 Orbotech, Ltd. +                           1,237,700                0                0                0       26,598,173
                                                        --------------   --------------   --------------   --------------
 TOTALS                                                 $   25,608,384   $   35,032,275   $    9,333,779   $  636,067,055

 SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
 THE OAKMARK INT'L SMALL CAP FUND

                                                                                                            MARKET VALUE
                                                          PURCHASES          SALES           DIVIDEND         JUNE 30,
 AFFILIATES                                SHARES          (COST)           PROCEEDS          INCOME            2005
 ------------------------------------------------------------------------------------------------------------------------
 Alaska Milk Corporation                   56,360,000   $      363,857   $            0   $      220,627   $    3,070,978
 Grupo Aeroportuario del Sureste S.A.
 de C.V.                                      149,700                0       32,024,647          137,773        4,767,945
 Gurit-Heberlein AG                            36,075                0                0          704,160       25,557,758
 Interpump Group S.p.A                      5,326,600        8,215,797                0          833,650       34,350,654
 Mainfreight Limited                        7,475,285                0        2,647,090          223,957       15,081,612
 Matichon Public Company Limited,
 Foreign Shares                            20,395,000                0                0          154,488        3,504,041
 Morse plc                                 12,174,000        5,110,936                0          695,343       15,266,805
 Orbotech, Ltd. +                             536,500       11,189,347                0                0       11,529,385
 Royal Doulton plc **+                              0                0        5,020,783                0                0
 Vitec Group plc                            2,383,907        2,686,299               0           383,265       14,264,370
                                                        --------------   --------------   --------------   --------------

 TOTALS                                                 $   27,566,236   $   39,692,520   $    3,353,263   $  127,393,548
                                                        --------------   --------------   --------------   --------------

* Due to transactions during the period, the company is no longer an affiliated security.

**     Position in issuer liquidated during the 9 months.
*** Due to a decrease in shares outstanding, the company became an affiliated issuer.
+      Non-income producing security.

3.  FEDERAL INCOME TAXES
At June 30, 2005, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

                      COST OF INVESTMENTS                                                     NET UNREALIZED
                      FOR FEDERAL INCOME      GROSS UNREALIZED       GROSS UNREALIZED          APPRECIATION
 FUND                    TAX PURPOSES           APPRECIATION          (DEPRECIATION)          (DEPRECIATION)
 --------------------------------------------------------------------------------------------------------------
 Oakmark             $      5,431,379,174   $      1,462,217,061   $        (74,086,600)   $      1,388,130,461
 Select                     4,118,568,183          1,900,842,692            (43,323,275)          1,857,519,417
 Equity and Income          7,740,555,046          1,329,409,068            (62,728,972)          1,266,680,096
 Global                     1,355,105,517            358,209,562            (15,268,655)            342,940,907
 International              4,190,187,217          1,126,258,228            (23,572,382)          1,102,685,846
 Int'l Small Cap              726,459,350            192,523,357            (30,220,004)            162,303,353

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls"), within 90 days prior to the filing of this report, the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2), attached hereto as Exhibits (a)(1) and (a)(2)

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust


By:    /s/ John R. Raitt
       --------------------------------------
       John R. Raitt
       Principal Executive Officer
Date:  August 25, 2005
       --------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ John R. Raitt
       --------------------------------------
       John R. Raitt
       Principal Executive Officer
Date:  August 25, 2005
       --------------------------------------


By:    /s/ Kristi L. Rowsell                 /
       --------------------------------------
       Kristi L. Rowsell
       Principal Financial Officer
Date:  August 25, 2005
       --------------------------------------